Spin-off of Distribution Business - Schedule of Selected Financial Information Reported as Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations	$ 41	$ 41
Now Inc [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue from discontinued operations	1,077	1,072
Income from discontinued operations before income taxes	62	60
Income tax expense	21	19
Income from discontinued operations	$ 41	$ 41